Annual Total Returns - FidelitySAIUSTreasuryBondIndexFund-PRO - FidelitySAIUSTreasuryBondIndexFund-PRO - Fidelity SAI U.S. Treasury Bond Index Fund	Apr. 29, 2023
Bar Chart Table:
Annual Return, Inception Date	Mar. 01, 2016
Fidelity SAI U.S. Treasury Bond Index Fund
Bar Chart Table:
Annual Return 2017	2.27%
Annual Return 2018	0.95%
Annual Return 2019	6.64%
Annual Return 2020	7.98%
Annual Return 2021	(2.40%)
Annual Return 2022	(12.65%)